Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assumptions Used In Calculating Projected Benefit Cost And Net Periodic Benefit Cost
	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
	Pension Benefits			Other Benefits
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
Discount rate	4.66%	5.42%	5.97%	4.41–4.77%	5.11–5.56%	5.66–6.09%
Average rate of future compensation increases	5.00%	5.00%	5.00%	-	-	-
Expected return on plan assets	5.50%	6.60%	6.80%	4.40–5.50%	5.20–6.60%	5.80–6.90%

Schedule Of Assumed Health Care Cost Trend

(in millions)	One- Percentage- Point Increase	One- Percentage- Point Decrease
Effect on postretirement benefit obligation	$ 95	$ (98)
Effect on service and interest cost	7	(8)

Target Asset Allocation Percentages
	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
Global equity securities	35%	5%	5%	38%	3%	3%
U.S. equity securities	-%	26%	26%	-%	28%	26%
Non-U.S. equity securities	-%	14%	14%	-%	15%	13%
Absolute return	5%	5%	5%	4%	4%	3%
Private real estate securities	5%	-%	-%	4%	-%	-%
Real assets	5%	-%	-%	4%	-%	-%
Extended fixed-income securities	3%	-%	-%	-%	-%	-%
Fixed-income securities	47%	50%	50%	50%	50%	54%
Cash equivalents	-%	-%	-%	-%	-%	1%

Total	100%	100%	100%	100%	100%	100%

Schedule Of Changes In Fair Value Of Plan Assets

	000000	000000	000000	000000	000000	000000	000000	000000
	Fair Value Measurements
	At December 31,
	2011				2010
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Pension Benefits:
U.S. equity securities	$ 244	$ 2,161	$ -	$ 2,405	$ 328	$ 2,482	$ -	$ 2,810
Non-U.S. equity securities	220	1,363	-	1,583	356	1,111	-	1,467
Global equity securities	-	197	-	197	177	360	-	537
Absolute return	-	-	487	487	-	-	494	494
Real assets	326	-	-	326	-	-	-	-
Fixed-income securities:
U.S. government	1,411	115	-	1,526	790	233	-	1,023
Corporate	2	3,083	650	3,735	6	2,724	549	3,279
Other	1	745	-	746	52	393	120	565
Cash equivalents	-	-	-	-	20	-	-	20

Total	$ 2,204	$ 7,664	$ 1,137	$ 11,005	$ 1,729	$ 7,303	$ 1,163	$ 10,195

Other Benefits:
U.S. equity securities	$86	$ 222	$ -	$ 308	$ 104	$ 230	$ -	$ 334
Non-U.S. equity securities	79	108	-	187	118	80	-	198
Global equity securities	-	19	-	19	18	29	-	47
Absolute return	-	-	47	47	-	-	47	47
Real assets	31	-	6	37	-	-	-	-
Fixed-income securities:
U.S. government	199	-	-	199	73	14	-	87
Corporate	-	681	1	682	8	457	129	594
Other	1	44	-	45	3	21	10	34
Cash equivalents	-	-	-	-	13	-	-	13

Total	$ 396	$ 1,074	$ 54	$ 1,524	$ 337	$ 831	$ 186	$ 1,354

Other (1)				(45)				38

Total plan assets at fair value				$ 12,484				$ 11,587

(1)	Balances include the impact of administrative trust net assets (liabilities), and deferred tax liability on the unrealized gain from investments for Pension and Other Benefits.

Schedule Of Level 3 Reconciliation
	0000000	0000000	0000000	0000000	0000000	0000000	0000000	0000000	0000000
	Pension Benefits				Other Benefits
(in millions)	Absolute return	Corporate fixed- income	Other fixed- income	Total	Absolute return	Corporate fixed- income	Other fixed- income	Real assets	Total
Balance as of January 1, 2010	$ 340	$ 531	$ 190	$ 1,061	$ 32	$ 124	$ 17	$ -	$ 173
Actual return on plan assets:
Relating to assets still held at the reporting date	44	52	5	101	4	15	-	-	19
Relating to assets sold during the period	5	5	5	15	1	(2)	-	-	(1)
Purchases, issuances, sales, and settlements	105	(39)	(80)	(14)	10	(8)	(7)	-	(5)

Balance as of December 31, 2010	$ 494	$ 549	$ 120	$ 1,163	$ 47	$ 129	$ 10	$ -	$ 186

Actual return on plan assets:
Relating to assets still held at the reporting date	5	57	(2)	60	1	16	-	-	17
Relating to assets sold during the period	2	-	1	3	-	(2)	-	-	(2)
Purchases, issuances, sales, and settlements:
Purchases	-	79	2	81	-	34	-	6	40
Settlements	(14)	(35)	(58)	(107)	(1)	(30)	(5)	-	(36)
Transfers out of Level 3	-	-	(63)	(63)	-	(146)	(5)	-	(151)

Balance as of December 31, 2011	$ 487	$ 650	$ -	$ 1,137	$ 47	$ 1	$ -	$ 6	$ 54

Schedule Of Estimated Benefits Expected To Be Paid
	Federal Subsidy000000	Federal Subsidy000000	Federal Subsidy000000
	Pension	Other	Federal Subsidy
(in millions)
2012	$ 547	$ 113	$ (6)
2013	587	117	(7)
2014	626	122	(8)
2015	667	127	(8)
2016	707	132	(9)
2017–2021	4,075	733	(58)

Schedule Of Employer Contribution Expense

(in millions) Year ended December 31,
2011	$65
2010	56
2009	52

Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation Of Changes In Plan Assets Benefit Obligations And Funded Status

(in millions)	2011	2010
Change in plan assets:
Fair value of plan assets at January 1	$10,250	$9,330
Actual return on plan assets	1,016	1,235
Company contributions	230	162
Benefits and expenses paid	(503)	(477)

Fair value of plan assets at December 31	$10,993	$10,250

Change in benefit obligation:
Projected benefit obligation at January 1	$12,071	$10,766
Service cost for benefits earned	320	253
Interest cost	660	645
Actuarial loss	1,450	856
Plan amendments	—	(1)
Transitional costs	2	4
Benefits paid	(503)	(452)

Projected benefit obligation at December 31 (1)	$14,000	$12,071

Funded status:
Current liability	$(5)	$(5)
Noncurrent liability	(3,002)	(1,816)

Accrued benefit cost at December 31	$(3,007)	$(1,821)

(1) PG&E Corporation's accumulated benefit obligation was $12,285 million and $10,653 million at December 31, 2011 and 2010, respectively.

Components Of Net Periodic Benefit Cost

(in millions)	2011	2010	2009
Service cost for benefits earned	$320	$279	$259
Interest cost	660	645	624
Expected return on plan assets	(669)	(624)	(579)
Amortization of prior service cost	34	53	53
Amortization of unrecognized loss	50	44	101

Net periodic benefit cost	395	397	458

Less: transfer to regulatory account (1)	(139)	(233)	(294)

Total	$256	$164	$164

(1) The Utility recorded $139 million, $233 million, and $295 million for the years ended December 31, 2011, 2010, and 2009, respectively, to a regulatory account as the amounts are probable of recovery from customers in future rates.

Estimated Amortized Net Periodic Benefit For 2012
0000000000
(in millions)
Unrecognized prior service cost	$ 19
Unrecognized net loss	125

Total	$ 144

Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation Of Changes In Plan Assets Benefit Obligations And Funded Status

(in millions)	2011	2010
Change in plan assets:
Fair value of plan assets at January 1	$1,337	$1,169
Actual return on plan assets	95	147
Company contributions	137	94
Plan participant contribution	52	49
Benefits and expenses paid	(130)	(122)

Fair value of plan assets at December 31	$1,491	$1,337

Change in benefit obligation:
Benefit obligation at January 1	$1,755	$1,511
Service cost for benefits earned	42	36
Interest cost	91	88
Actuarial loss	63	52
Plan amendments	—	128
Transitional costs	—	1
Benefits paid	(130)	(113)
Federal subsidy on benefits paid	12	3
Plan participant contributions	52	49

Benefit obligation at December 31	$1,885	$1,755

Funded status:
Noncurrent liability	$(394)	$(418)

Accrued benefit cost at December 31	$(394)	$(418)

Components Of Net Periodic Benefit Cost
	0000000000	0000000000	0000000000
(in millions)	2011	2010	2009
Service cost for benefits earned	$ 42	$ 36	$ 30
Interest cost	91	88	87
Expected return on plan assets	(82)	(74)	(68)
Amortization of transition obligation	26	26	26
Amortization of prior service cost	27	25	16
Amortization of unrecognized loss (gain)	4	3	3

Net periodic benefit cost	$ 108	$ 104	$ 94

Estimated Amortized Net Periodic Benefit For 2012
000000000
(in millions)
Unrecognized prior service cost	$ 25
Unrecognized net loss	6
Unrecognized net transition obligation	24

Total	$ 55